UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST
                        WAS DENIED ON OCTOBER 27, 2008.

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     June  30,  2008
                                                          ----------------

Check here if Amendment [x ];     Amendment Number:   1
                                                   -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [x] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:          Blenheim  Capital  Management,  L.L.C.
               ------------------------------------------
Address:       300  Connell  Drive,  Suite  5200
               ------------------------------------------
               Berkeley  Heights,  New  Jersey  07922
               ------------------------------------------

Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph  F.  Esposito
               -----------------------------
Title:         Managing  Director
               -----------------------------
Phone:         732-560-6246
               -----------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito     Berkeley Heights, New Jersey     November 4, 2008
-----------------------    ---------------------------      --------------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F  NOTICE.  (Check  here if no holdings reported are in this report, and
     all  holdings  are  reported  by  other  reporting     manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]
Form  13F  File  Number     Name

28-122205                   Summit  Global  Management,  Inc.
---------                   ---------------------------------

                                  CONFIDENTIAL
                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0
                                           ---------------
Form 13F Information Table Entry Total:                  4
                                           ---------------
Form 13F Information Table Value Total:            319,878
                                           ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALCOA INC                      COMMON STOCK     013817101   244731 6870600 SH       SOLE              244731      0    0
ALUMINA LTD SPONSORED          ADR              022205108     8154  450000 SH       SOLE                8154      0    0
ALUMINUM CORP CHINA LTD SPON   ADR              022276109    19978  700000 SH       SOLE               19978      0    0
CENTURY ALUM CO COM            COMMON STOCK     156431108    47015  707100 SH       SOLE               47015      0    0